Earnings per Common Share - Computation of Basic and Diluted Earnings per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic
Net income	$ 3,981	$ 3,660	$ 3,596	$ 4,635	$ 3,631	$ 3,680	$ 5,181	$ 4,725	$ 15,872	$ 17,217	$ 12,745
Preferred stock dividends									1,244	1,501	1,577
Net income available to common shareholders									$ 14,628	$ 15,716	$ 11,168
Weighted average common shares outstanding for earnings per common share basic									9,906,856	8,010,399	7,822,369
Basic earnings per share	$ 0.36	$ 0.33	$ 0.32	$ 0.47	$ 0.39	$ 0.41	$ 0.61	$ 0.55	$ 1.48	$ 1.96	$ 1.43
Diluted
Net income available to common shareholders—basic									$ 14,628	$ 15,716	$ 11,168
Preferred stock dividends on convertible preferred stock									1,244	1,501	1,577
Net income available to common shareholders—diluted									$ 15,872	$ 17,217	$ 12,745
Weighted average common shares outstanding for earnings per common share basic									9,906,856	8,010,399	7,822,369
Add: dilutive effects of convertible preferred shares									2,445,760	2,940,562	3,095,966
Average shares and dilutive potential common shares outstanding—diluted									12,352,616	10,950,961	10,918,335
Diluted earnings per share	$ 0.30	$ 0.29	$ 0.29	$ 0.40	$ 0.33	$ 0.34	$ 0.47	$ 0.43	$ 1.28	$ 1.57	$ 1.17